Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2021
Summary of Financial Instruments At Fair Value

All financial instruments are initially recorded at fair value and designated as follows:

Financial Assets	Classification
Cash and cash equivalents	Financial assets at amortized cost
Short-term investments	FVTPL
Accounts receivables	Financial assets at amortized cost
Long-term investments	FVTOCI

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

2.4 Significant accounting policies (continued)

Financial Instruments (continued)

Financial Liabilities	Classification
Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Lease obligation	Financial liabilities at amortized cost
Derivative liability	FVTPL